Stock-Based Compensation (Schedule Of Performance-Based Stock Award Activity) (Details) (Performance-Based Stock Awards [Member], USD $) In Millions, except Per Share data	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Performance-Based Stock Awards [Member]
Shares at January 31, 2011	1.0	0.6
Awards granted	0.5	0.6
Awards forfeited		(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(0.3)
Shares at July 31, 2011	1.2	1.0
Weighted average grant-date fair value, Shares at January 31, 2011	$ 17.89	$ 18.35
Weighted average grant-date fair value, Awards granted	$ 16.92	$ 17.45
Weighted average grant-date fair value, Awards forfeited		$ 18.01
Weighted average grant-date fair value, Adjustments to expected number of shares of stock to be issued	$ 18.33
Weighted average grant-date fair value, Shares at July 31, 2011	$ 17.32	$ 17.89